Fair Value Measurement (Details 3) - Warrants [Member]	Dec. 31, 2018 USD ($) Contracts	Dec. 31, 2017 USD ($) Contracts
Equity Price
Notional Amounts | $	$ 218,270	$ 2,261,530
Number of Contracts | Contracts	2,257,682	2,338,290